Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Line Items]
Due in one year or less	$ 1,070	$ 120
Due in one year or less	1,074	121
Due in one year or less	0	0
Due in one year or less	0	0
Due after one year through five years	17,306	15,679
Due after one year through five years	17,354	15,786
Due after one year through five years	0	0
Due after one year through five years	0	0
Due after five years through ten years	19,267	20,366
Due after five years through ten years	19,604	20,852
Due after five years through ten years		0
Due after five years through ten years		0
Due after ten years	12,745	14,149
Due after ten years	13,052	14,703
Due after ten years	0	0
Due after ten years	0	0
	96,253	50,314
	51,084	51,462
	0	0
	0	0
Mortgage-backed securities and CMO	45,865	46,596
Mortgage-backed securities and CMO	45,800	46,681
Mortgage-backed securities and CMO	5	6
Mortgage-backed securities and CMO	5	6
	97,730	98,993
	96,884
	5	6	$ 9
	5	6	9
Debt Securities [Member]
Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Line Items]
	$ 96,253	96,910	$ 106,688
		98,143
		6
		$ 6